Other Commitments and Contingencies - Additional Information (Detail) (Cash held in trust, USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash held in trust
Commitments and Contingencies Disclosure [Line Items]
Cash held in trust for customers	$ 1,797,000	$ 2,101,000